Financial instruments - Outstanding derivatives by contract type, including embedded derivatives (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 230,312		R$ (6,567,720)
Derivative financial instruments	1,556,978		1,006,427
Derivative financial instruments	8,014,683		2,880,673
Current derivative financial liabilities	(1,205,029)		(2,760,273)
Non-current derivative financial liabilities	(8,136,320)		(7,694,547)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	1,004,060		(4,660,846)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(851,427)		(1,843,085)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	77,679		(63,789)
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	90,000		581,000
Fair value in R$	24,355		(331,876)
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	153,342		138,439
Fair value in R$	112,058		(80,759)
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,217		39,706
Fair value in R$	(1,100)		10,873
Interest rate swap contract [member] | Zero Cost Collar | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 6,156,400		$ 6,852,200
Fair value in R$	979,705		(4,328,970)
Interest rate swap contract [member] | Zero Cost Collar | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		359,677		163,941
Fair value in R$	(33,279)		6,097
Interest rate swap contract [member] | NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		90,000		581,000
Fair value in R$	24,355		(331,876)
Interest rate swap contract [member] | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,400,260		1,973,705
Fair value in R$	92,248		394,129
Interest rate swap contract [member] | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		10,466,620		8,128,395
Fair value in R$	(660,777)		(825,899)
Interest rate swap contract [member] | Swap CNH to Fixed (CNH) [Member] | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $
Fair value in R$			(6,440)
Interest rate swap contract [member] | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,635,783		909,612
Fair value in R$	(161,443)		(776,261)
Interest rate swap contract [member] | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		660,171		610,171
Fair value in R$	(165,105)		(590,764)
Interest rate swap contract [member] | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				150,961
Fair value in R$			(37,850)
Interest rate swap contract [member] | Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		153,342		138,439
Fair value in R$	112,058		(80,759)
Interest rate swap contract [member] | Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,217		39,706
Fair value in R$	(1,100)		10,873
Interest rate swap contract [member] | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		362,736
Fair value in R$	35,288		(6,440)
Interest rate swap contract [member] | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 2,400,000
Fair value in R$	8,362
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	7,554,745		3,594,291
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,260		1,973,705
Fair value in R$	492,458		424,824
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,059,169		8,382,699
Fair value in R$	1,549,779		927,586
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,788,534		4,748,394
Fair value in R$	2,525,172		1,482,759
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,399,600		3,117,625
Fair value in R$	915,431		754,173
Derivative Assets | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount			150,961
Fair value in R$			4,949
Derivative Assets | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,600,000
Fair value in R$	509,116
Derivative Assets | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000
Fair value in R$	1,562,789
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(8,406,172)		(5,437,376)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,260		1,973,705
Fair value in R$	(400,210)		(30,695)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,466,620		8,128,395
Fair value in R$	(2,210,556)		(1,753,485)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,635,783		909,612
Fair value in R$	(2,686,614)		(2,259,020)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	660,171		610,171
Fair value in R$	(1,080,537)		(1,344,937)
Derivative Liabilities | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount			150,961
Fair value in R$			(42,799)
Derivative Liabilities | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	362,736
Fair value in R$	(473,828)		R$ (6,440)
Derivative Liabilities | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000
Fair value in R$	R$ (1,554,427)